Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of March 31, 2026 and 2025, property and equipment, net, consisted of the following:

	As of March 31,
	2026	2025
Computer equipment	$19,077	$19,213
Furniture and office equipment	1,021	1,028
Leasehold improvements	314,834	212,059
Less: accumulated depreciation	(174,475)	(67,453)
Total property and equipment, net	$160,457	$164,847